Prepayments and other assets	12 Months Ended
Dec. 31, 2023
Prepayments And Other Assets
Prepayments and other assets

7. Prepayments and other assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2022	2023
Value-added tax receivable	102,453	102,528
Deposits	11,465	9,402
Loans and advance to employees	11,583	8,892
Prepayment for the third parties	16,898	6,225
Cooperation service fee – current portion	1,674	1,240
Lease deposits-current portion	876	2,048
Others	13,862	7,598
Total	158,811	137,933
Other non-current assets:
Long-term cooperation service fee	1,476	-
Long-term lease deposits	1,426	666
Total	2,902	666